FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Derivative:
Equity securities (Note 7)	¥ 8,571		¥ 10,235
Available-for-sale debt investments (Note 7)	3,354		2,856
Measured on recurring basis
Assets
Financial products (Note 2,7)	22,857	$ 3,587	22,752		$ 3,487
Time deposits (Note 2,7)	19,807	3,108	17,373		2,663
Derivative:
Foreign currency forward contracts (Note 2)	11	2	51		8
Interest rate swap contract (Note 2)	3	0
Equity securities (Note 7)	8,571	1,345	10,235		1,569
Available-for-sale debt investments (Note 7)	3,354	526	2,856		438
Total Assets	54,603	8,568	53,267		8,165
Liabilities
Exchangeable senior notes (Note 17)	3,791	595	4,249	$ 651
Derivative:
Foreign currency forward contracts (Note 2)	38	6	46		7
Interest rate swap contract (Note 2)	1	0	11	$ 2
Total liabilities	3,830	$ 601	4,306		$ 660
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Derivative:
Equity securities (Note 7)	8,571		10,235
Total Assets	8,571		10,235
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products (Note 2,7)	22,857		22,752
Time deposits (Note 2,7)	19,807		17,373
Derivative:
Foreign currency forward contracts (Note 2)	11		51
Interest rate swap contract (Note 2)	3
Total Assets	42,678		40,176
Liabilities
Exchangeable senior notes (Note 17)	3,791		4,249
Derivative:
Foreign currency forward contracts (Note 2)	38		46
Interest rate swap contract (Note 2)	1		11
Total liabilities	3,830		4,306
Measured on recurring basis | Unobservable inputs (Level 3)
Derivative:
Available-for-sale debt investments (Note 7)	3,354		2,856
Total Assets	¥ 3,354		¥ 2,856